NQP
Nuveen Pennsylvania Quality Municipal Income Fund
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 157.4% (100.0% of Total Investments)
	MUNICIPAL BONDS – 154.2% (98.0% of Total Investments)
	Consumer Staples – 0.5% (0.3% of Total Investments)
$2,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (AMT)	No Opt. Call	AA-	$2,703,260
	Education and Civic Organizations – 15.4% (9.8% of Total Investments)
955	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28	No Opt. Call	Baa3	1,133,069
940	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Duquesne University, Series 2013A, 3.500%, 3/01/34	3/23 at 100.00	A	973,878
	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2016:
735	3.000%, 10/15/30	10/26 at 100.00	Baa3	764,231
1,000	5.000%, 10/15/38	10/26 at 100.00	Baa3	1,134,530
1,625	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2017, 5.000%, 10/15/47	10/27 at 100.00	Baa3	1,850,436
	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Alvernia University Project, Series 2020:
590	5.000%, 10/01/39	10/29 at 100.00	BB+	650,304
20	5.000%, 10/01/49	10/29 at 100.00	BB+	21,654
3,215	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane Charter School Project, Series 2016, 5.125%, 3/15/36	3/27 at 100.00	BBB-	3,667,833
835	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School Revenue Bonds, Series 2017A, 5.000%, 12/15/47	12/27 at 100.00	BBB-	941,621
2,200	Crawford County Industrial Development Authority, Pennsylvania, College Revenue Bonds, Allegheny College, Series 2016, 3.000%, 5/01/34	5/26 at 100.00	A-	2,311,936
1,000	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Dickinson College Project, Second Series 2017A, 5.000%, 11/01/39	11/27 at 100.00	A+	1,218,880
1,230	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University Project, Series 2019, 5.000%, 5/01/48	5/29 at 100.00	Baa3	1,425,902
1,020	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series 2014, 5.000%, 5/01/37	5/24 at 100.00	Baa3	1,102,865
750	Delaware County Authority, Pennsylvania, General Revenue Bonds, Eastern Univsersity, Series 2006, 4.500%, 10/01/27 – RAAI Insured	6/21 at 100.00	AA	750,848
4,595	Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds, Gannon University, Series 2016, 4.000%, 5/01/46	11/26 at 100.00	BBB+	4,912,055
2,395	General Authority of Southcentral Pennsylvania, Revenue Bonds, AICUP Financing Program-York College of Pennsylvania, Series 2017 PP4, 3.375%, 11/01/37	10/27 at 100.00	A-	2,542,053

NQP	Nuveen Pennsylvania Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Huntingdon County General Authority, Pennsylvania, Revenue Bonds, Juniata College, Series 2016OO2:
$590	3.250%, 5/01/36	5/26 at 100.00	BBB	$602,095
1,555	3.500%, 5/01/41	5/26 at 100.00	BBB	1,590,236
	Lackawanna County Industrial Development Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2017:
475	3.375%, 11/01/33	11/27 at 100.00	A-	521,935
2,910	4.000%, 11/01/40	11/27 at 100.00	A-	3,283,760
1,855	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A, 5.000%, 9/01/48	9/28 at 100.00	A	2,272,802
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019:
3,410	4.000%, 9/01/44	9/29 at 100.00	A	3,926,956
395	4.000%, 9/01/49	9/29 at 100.00	A	452,113
1,810	Pennsylvania Higher Education Assistance Agency, 2.625%, 6/01/42 (AMT), (WI/DD, Settling 6/10/21)	6/30 at 100.00	N/R	1,814,766
1,465	Pennsylvania Higher Educational Facilites Authority, Revenue Bonds, Holy Family University, Series 2013A, 6.500%, 9/01/38	9/23 at 100.00	BBB-	1,607,134
2,415	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Mount Aloysius College Project, Series 2011R-1, 5.000%, 11/01/35	11/21 at 100.00	BBB+	2,449,486
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Bryn Mawr College, Refunding Series 2014:
2,545	5.000%, 12/01/38	12/24 at 100.00	AA+	2,902,369
2,080	5.000%, 12/01/44	12/24 at 100.00	AA+	2,368,704
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Gwynedd Mercy College, Series 2012-KK1, 5.375%, 5/01/42	5/22 at 100.00	BBB	1,028,820
330	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University, Series 2012, 4.000%, 5/01/32	11/22 at 100.00	BB+	333,930
7,125	Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Refunding Series 2015A, 5.250%, 9/01/50 (UB) (4)	3/25 at 100.00	A	8,179,927
760	Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2012, 5.000%, 3/01/42	9/22 at 100.00	A	799,588
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2012:
1,030	4.000%, 11/01/39	11/22 at 100.00	Baa1	1,059,726
4,300	5.000%, 11/01/42	11/22 at 100.00	Baa1	4,508,937
1,310	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2015A, 5.000%, 11/01/36	11/25 at 100.00	Baa1	1,492,457
1,590	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2013A, 5.500%, 7/15/38	7/23 at 100.00	A-	1,694,845
400	Philadelphia Authority for Industrial Development, Pennsylvania, Charter School Revenue Bonds, Philadelphia Performing Arts: A String Theory Charter School, Series 2020, 5.000%, 6/15/50, 144A	6/28 at 100.00	BB+	465,316

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,255	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, La Salle University, Series 2017, 3.625%, 5/01/35	11/27 at 100.00	BB+	$1,276,184
500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006, 6.250%, 5/01/33	6/21 at 100.00	N/R	500,405
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Saint Josephs University Project, Refunding Series 2020C Forward Delivery:
1,500	4.000%, 11/01/36	11/29 at 100.00	A-	1,750,275
1,400	4.000%, 11/01/37	11/29 at 100.00	A-	1,629,264
2,420	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, University of the Arts, Series 2017, 5.000%, 3/15/45, 144A	3/28 at 100.00	BB	2,601,064
2,320	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2016, 5.000%, 11/01/37	5/26 at 100.00	A-	2,715,722
5,250	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 5.000%, 6/01/46	6/26 at 100.00	BB+	5,603,168
3,555	Washington County Industrial Development Authority, Pennsylvania, College Revenue Bonds, AICUP Financing Program-Washington and Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36	11/27 at 100.00	BBB+	3,706,194
	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2015A:
1,890	5.000%, 11/01/32	11/25 at 100.00	A-	2,202,436
740	5.000%, 11/01/33	11/25 at 100.00	A-	860,872
740	4.000%, 11/01/35	11/25 at 100.00	A-	820,357
84,025	Total Education and Civic Organizations			92,423,938
	Health Care – 35.1% (22.3% of Total Investments)
17,315	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A, 4.000%, 4/01/44	4/28 at 100.00	A	19,605,255
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A:
210	4.000%, 7/15/35	7/29 at 100.00	A	251,049
1,000	4.000%, 7/15/37	7/29 at 100.00	A	1,189,030
1,310	4.000%, 7/15/38	7/29 at 100.00	A	1,554,105
	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017:
1,045	3.750%, 11/01/42	11/27 at 100.00	BB-	992,708
10,110	5.000%, 11/01/50	11/27 at 100.00	BB-	10,400,359
4,100	5.000%, 11/01/50 (UB) (4)	11/27 at 100.00	BB-	4,217,752
3,300	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital & Medical Center Project, Series 2012A, 4.500%, 11/01/41	5/22 at 100.00	BB-	3,300,429
10,205	Bucks County Industrial Development Authority, Pennsylvania, Hospital Revenue Bonds, Saint Luke's University Health Network Project, Series 2021, 3.000%, 8/15/53	8/30 at 100.00	A-	10,640,651

NQP	Nuveen Pennsylvania Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical Center Project, Series 2016A:
$805	5.000%, 11/15/41	11/25 at 100.00	AA-	$947,268
2,985	5.000%, 11/15/46	11/25 at 100.00	AA-	3,498,301
	Chester County Health and Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Main Line Health System, Series 2017A:
3,200	4.000%, 10/01/36	10/27 at 100.00	AA	3,717,888
1,935	4.000%, 10/01/37	10/27 at 100.00	AA	2,243,400
7,395	Chester County Health and Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Main Line Health System, Series 2020A, 4.000%, 9/01/50	9/30 at 100.00	AA	8,694,302
	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Refunding Series 2016A:
1,375	5.000%, 6/01/34	6/26 at 100.00	A	1,620,864
375	5.000%, 6/01/35	6/26 at 100.00	A	440,419
3,460	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	A	3,594,732
1,500	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A, 5.000%, 7/01/28	7/23 at 100.00	BBB-	1,602,630
2,275	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2016A, 5.000%, 7/01/41	7/26 at 100.00	BBB-	2,554,097
1,225	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2019A, 4.000%, 7/01/45	7/29 at 100.00	BBB-	1,317,573
5,000	Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn Highlands Healthcare, Series 2018, 5.000%, 7/15/48	1/28 at 100.00	A-	5,897,400
4,555	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2014A, 5.000%, 6/01/41	6/24 at 100.00	AA-	5,118,772
10,000	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2020A, 4.000%, 4/01/50	4/30 at 100.00	AA-	11,653,900
1,370	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A, 6.000%, 6/01/39	6/23 at 100.00	Ba3	1,459,858
2,200	Lancaster County Hospital Authority, Revenue Bonds, University of Pennsylvania Health System, Refunding Series 2016B, 5.000%, 8/15/46 (UB) (4)	8/26 at 100.00	AA	2,625,524
3,000	Lancaster County Hospital Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2016A, 5.000%, 8/15/42 (UB) (4)	8/26 at 100.00	AA	3,600,510
3,450	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Refunding Series 2016A, 4.000%, 7/01/35	7/26 at 100.00	A+	3,906,711
2,565	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2012B, 4.000%, 7/01/43	7/22 at 100.00	A+	2,650,517
	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Refunding Series 2016:
1,265	3.000%, 11/01/36	5/26 at 100.00	A	1,317,915
2,850	4.000%, 11/01/41 (UB) (4)	5/26 at 100.00	A	3,080,622
4,955	4.000%, 11/01/46 (UB) (4)	5/26 at 100.00	A	5,305,864

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2016:
$1,020	3.375%, 7/01/32	7/26 at 100.00	A+	$1,101,590
2,650	5.000%, 7/01/41	7/26 at 100.00	A+	3,113,565
7,500	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45	1/25 at 100.00	Ba1	8,338,725
4,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, University of Pittsburgh Medical Center, Series 2013A, 5.000%, 7/01/43	7/23 at 100.00	A	4,349,000
16,385	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Refunding Series 2016C, 4.000%, 8/15/41 (UB) (4)	8/26 at 100.00	AA	18,441,973
3,100	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	AA	3,280,978
13,525	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2019, 4.000%, 8/15/49 (UB) (4)	8/29 at 100.00	AA	15,670,471
7,305	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Children's Hospital of Philadelphia, Series 2011C, 5.000%, 7/01/41	7/21 at 100.00	AA	7,341,306
4,885	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42	7/22 at 100.00	BBB-	5,118,259
1,800	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017, 5.000%, 7/01/30	7/27 at 100.00	BBB-	2,120,616
	Pocono Mountains Industrial Park Authority, Pennsylvania, Hospital Revenue Bonds, Saint Luke's Hospital -Monroe Project, Series 2015A:
3,000	5.000%, 8/15/40	2/25 at 100.00	A-	3,370,620
1,170	4.000%, 8/15/45	2/25 at 100.00	A-	1,263,354
3,000	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2016B, 5.000%, 7/01/45	1/27 at 100.00	A+	3,563,220
665	Saint Mary Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Trinity Health Credit Group, Refunding Series 2019PA, 5.000%, 12/01/48	12/28 at 100.00	AA-	826,814
2,000	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group, Series 2019A, 5.000%, 6/01/49	6/29 at 100.00	Aa3	2,476,620
685	Westmoreland County Industrial Development Authority, Pennsylvania, Revenue Bonds, Excela Health Project, Series 2020A, 4.000%, 7/01/37	1/31 at 100.00	Baa1	815,383
189,025	Total Health Care			210,192,899
	Housing/Multifamily – 1.2% (0.8% of Total Investments)
160	Chester County Industrial Development Authority, Pennsylvania, Student Housing Revenue Bonds, University Student Housing, LLC Project at West Chester University Series 2013A, 5.000%, 8/01/45	8/23 at 100.00	Ba2	165,256
1,650	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/45	7/24 at 100.00	A1	1,861,942

NQP	Nuveen Pennsylvania Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$1,235	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc - Student Housing Project at Millersville University, Series 2014, 5.000%, 7/01/46	7/24 at 100.00	BB+	$1,304,518
1,900	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc - Student Housing Project at Millersville University, Series 2015, 5.000%, 7/01/47	7/25 at 100.00	BB+	2,038,833
270	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University Properties Inc Student Housing Project at East Stroudsburg University of Pennsylvania, Series 2016A, 5.000%, 7/01/31	7/26 at 100.00	Baa3	305,870
1,517	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown - Morrisville Project, Series 2005A, 5.625%, 7/01/35	6/21 at 100.00	Baa3	1,547,841
6,732	Total Housing/Multifamily			7,224,260
	Housing/Single Family – 18.9% (12.0% of Total Investments)
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2012-114:
4,750	3.300%, 10/01/32 (UB) (4)	10/21 at 100.00	AA+	4,786,290
4,425	3.650%, 10/01/37	10/21 at 100.00	AA+	4,464,515
2,275	3.650%, 10/01/37 (UB) (4)	10/21 at 100.00	AA+	2,295,316
1,830	3.700%, 10/01/42 (UB) (4)	10/21 at 100.00	AA+	1,843,780
3,290	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2015-117B, 3.900%, 10/01/35 (UB) (4)	10/24 at 100.00	AA+	3,447,196
1,825	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-119, 3.500%, 10/01/36	4/25 at 100.00	AA+	1,888,875
6,115	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-120, 3.200%, 4/01/40 (UB) (4)	10/25 at 100.00	AA+	6,347,553
21,435	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-121, 3.200%, 10/01/41 (UB) (4)	10/25 at 100.00	AA+	22,317,265
2,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-122, 3.650%, 10/01/32 (UB) (4)	4/26 at 100.00	AA+	2,132,700
4,160	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-123B, 3.450%, 10/01/32 (UB) (4)	10/26 at 100.00	AA+	4,486,560
5,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-124B, 3.500%, 10/01/37 (UB) (4)	10/26 at 100.00	AA+	5,267,550
2,400	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2018-126A, 3.700%, 10/01/33 (UB) (4)	4/27 at 100.00	AA+	2,580,048
1,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-130A, 3.000%, 10/01/46	10/28 at 100.00	AA+	1,038,740
3,880	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-131A, 3.000%, 10/01/39	4/29 at 100.00	AA+	4,164,055
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2020-132A:
2,000	2.550%, 10/01/41	10/29 at 100.00	AA+	2,084,320
10,000	2.550%, 10/01/41 (UB) (4)	10/29 at 100.00	AA+	10,421,600

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2020-133:
$1,000	2.350%, 10/01/40	10/29 at 100.00	AA+	$1,025,730
1,350	2.500%, 10/01/45	10/29 at 100.00	AA+	1,393,592
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2020-134A:
5,000	1.850%, 4/01/36	10/29 at 100.00	AA+	5,005,150
3,650	2.050%, 4/01/41	10/29 at 100.00	AA+	3,658,285
2,650	2.100%, 10/01/43	10/29 at 100.00	AA+	2,658,242
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2021-135A:
5,295	2.250%, 10/01/41, (WI/DD, Settling 6/29/21)	10/30 at 100.00	AA+	5,317,927
6,855	2.375%, 10/01/46, (WI/DD, Settling 6/29/21)	10/30 at 100.00	AA+	6,857,879
7,705	2.500%, 10/01/50, (WI/DD, Settling 6/29/21)	10/30 at 100.00	AA+	7,744,064
109,890	Total Housing/Single Family			113,227,232
	Industrials – 2.2% (1.4% of Total Investments)
500	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A	6/30 at 100.00	N/R	539,985
500	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, 10.000%, 12/01/40 (AMT), 144A	6/30 at 100.00	N/R	539,985
6,455	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (AMT)	11/24 at 100.00	N/R	6,879,610
	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, Amtrak Project, Series 2012A:
2,495	5.000%, 11/01/23 (AMT)	11/22 at 100.00	A1	2,652,934
545	5.000%, 11/01/27 (AMT)	11/22 at 100.00	A1	578,381
2,000	5.000%, 11/01/41 (AMT)	11/22 at 100.00	A1	2,111,980
12,495	Total Industrials			13,302,875
	Long-Term Care – 6.1% (3.9% of Total Investments)
	Berks County Industrial Development Authority, Pennsylvania, Healthcare Facilities Revenue Bonds, Highlands at Wyomissing, Series 2017A:
940	5.000%, 5/15/37	5/27 at 100.00	BBB	1,086,086
1,160	5.000%, 5/15/47	5/27 at 100.00	BBB	1,318,769
	Berks County Industrial Development Authority, Pennsylvania, Healthcare Facilities Revenue Bonds, The Highlands at Wyomissing, Series 2018:
1,000	5.000%, 5/15/43	5/25 at 102.00	BBB	1,118,500
400	5.000%, 5/15/48	5/25 at 102.00	BBB	445,948
230	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A, 5.000%, 12/01/35	12/25 at 100.00	N/R	236,803

NQP	Nuveen Pennsylvania Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$1,760	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2019, 5.000%, 12/01/51	12/25 at 103.00	N/R	$1,791,909
3,005	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Asbury Pennsylvania Obligated Group, Refunding Series 2019, 5.000%, 1/01/45	1/25 at 104.00	N/R	3,303,577
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015:
3,755	4.000%, 1/01/33	1/25 at 100.00	BBB+	4,032,044
5,180	5.000%, 1/01/38	1/25 at 100.00	BBB+	5,738,870
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2016:
985	5.000%, 1/01/28	1/26 at 100.00	BBB+	1,149,406
1,815	5.000%, 1/01/29	1/26 at 100.00	BBB+	2,105,636
735	5.000%, 1/01/30	1/26 at 100.00	BBB+	848,807
300	3.250%, 1/01/36	1/26 at 100.00	BBB+	313,116
1,405	3.250%, 1/01/39	1/26 at 100.00	BBB+	1,458,966
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2019A:
690	4.125%, 1/01/38	1/29 at 100.00	BBB+	794,742
1,410	5.000%, 1/01/39	1/29 at 100.00	BBB+	1,694,045
650	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35	5/25 at 100.00	A	727,181
530	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne's Retirement Community, Inc, Series 2012, 5.000%, 4/01/33	4/22 at 100.00	BB+	538,999
	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne's Retirement Community, Inc, Series 2020:
975	5.000%, 3/01/40	3/27 at 102.00	BB+	1,082,660
715	5.000%, 3/01/50	3/27 at 102.00	BB+	781,681
1,250	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Landis Homes Retirement Community Project, Refunding Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	BBB-	1,351,300
1,500	Langhorne Manor Boro Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Woods Services Project, Series 2013, 4.000%, 11/15/38	6/21 at 100.00	A-	1,502,370
	Northampton County Industrial Development Authority, Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc, Series 2019:
1,845	5.000%, 11/01/44	11/26 at 103.00	BB+	2,026,216
1,000	5.000%, 11/01/49	11/26 at 103.00	BB+	1,096,130
33,235	Total Long-Term Care			36,543,761
	Tax Obligation/General – 18.2% (11.6% of Total Investments)
840	Adams County, Pennsylvania, General Obligation Bonds, Series 2017B, 2.500%, 11/15/29	11/25 at 100.00	Aa2	893,206
	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2014C-74:
1,750	5.000%, 12/01/32	12/24 at 100.00	AA-	2,022,282
1,285	5.000%, 12/01/34	12/24 at 100.00	AA-	1,482,993

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$2,400	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2018C-77, 5.000%, 11/01/43	11/28 at 100.00	AA-	$2,998,440
	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Refunding Series 2016:
1,500	4.000%, 8/01/31	8/26 at 100.00	Aa2	1,740,030
1,255	4.000%, 8/01/33	8/26 at 100.00	Aa2	1,452,236
1,950	Boyertown Area School District, Berks and Montgomery Counties, Pennsylvania, General Obligation Bonds, Series 2015, 5.000%, 10/01/38	4/24 at 100.00	AA-	2,184,351
	Canon-McMillan School District, Washington County, Pennsylvania, General Obligation Bonds, Series 2014D:
3,000	5.000%, 12/15/37	12/24 at 100.00	AA	3,420,240
1,075	5.000%, 12/15/38 – BAM Insured	12/24 at 100.00	AA	1,224,382
1,100	5.000%, 12/15/39	12/24 at 100.00	AA	1,252,856
2,900	Colonial School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2020, 5.000%, 2/15/44	2/27 at 100.00	Aaa	3,521,644
7,465	Erie City School District, Erie County, Pennsylvania, General Obligation Bonds, Series 2000, 0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	N/R	6,105,623
	Gateway School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2021:
1,025	3.000%, 10/15/33 – BAM Insured, (WI/DD, Settling 6/22/21)	10/31 at 100.00	AA	1,162,145
425	3.000%, 10/15/35 – BAM Insured, (WI/DD, Settling 6/22/21)	10/31 at 100.00	AA	476,654
6,225	Lehighton Area School District, Carbon County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2015A, 5.000%, 11/15/43 – BAM Insured	11/23 at 100.00	AA	6,854,908
	North Allegheny School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2015:
5,000	5.000%, 5/01/31	5/25 at 100.00	AA	5,860,450
4,000	5.000%, 5/01/32	5/25 at 100.00	AA	4,684,960
2,875	5.000%, 5/01/33	5/25 at 100.00	AA	3,363,664
	Penn Manor School District, Lancaster County, Pennsylvania, General Obligation Bonds, Series 2019A:
1,000	4.000%, 3/01/35	9/27 at 100.00	AA	1,162,140
1,000	4.000%, 3/01/36	9/27 at 100.00	AA	1,160,620
	Pennsbury School District, Bucks County, Pennsylvania, General Obligation Bonds, Series 2016A:
1,000	5.000%, 10/01/33	4/25 at 100.00	Aa3	1,166,420
1,860	5.000%, 10/01/34	4/25 at 100.00	Aa3	2,166,454
2,045	5.000%, 10/01/35	4/25 at 100.00	Aa3	2,377,721
2,620	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Insured Series 2013C, 5.500%, 1/01/30 – AGM Insured	1/24 at 100.00	AA	2,948,627
3,925	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%, 6/01/34 – NPFG Insured	No Opt. Call	A+	5,562,588

NQP	Nuveen Pennsylvania Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$745	PIttsburgh School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2014A, 5.000%, 9/01/25 – BAM Insured	9/22 at 100.00	AA	$790,058
11,440	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2003B, 0.000%, 1/15/32 – NPFG Insured	No Opt. Call	Baa2	8,911,989
	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016:
250	5.000%, 11/15/26	5/24 at 100.00	BB+	270,218
2,925	5.000%, 11/15/32	5/24 at 100.00	BB+	3,119,805
21,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School District, Series 2003, 5.500%, 6/01/28 – AGM Insured (UB) (4)	No Opt. Call	AA	26,863,831
	The Redevelopment Authority of the City of Scranton, Lackawanna county, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A:
85	5.000%, 11/15/21	No Opt. Call	BB+	85,530
170	5.000%, 11/15/28	5/24 at 100.00	BB+	174,639
	Upper Dublin School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2021A:
400	4.000%, 9/15/28	No Opt. Call	Aa3	485,520
400	4.000%, 9/15/40	3/29 at 100.00	Aa3	472,208
500	Upper Dublin School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2021AA, 4.000%, 9/15/27	No Opt. Call	Aa3	596,690
97,435	Total Tax Obligation/General			109,016,122
	Tax Obligation/Limited – 9.7% (6.1% of Total Investments)
1,070	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23 (5)	6/21 at 100.00	N/R	963,000
1,475	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/35	5/22 at 100.00	Baa3	1,525,991
200	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series 2021, 6.000%, 5/01/42, 144A	5/31 at 100.00	N/R	251,776
155	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/33, 144A	5/28 at 100.00	Baa3	185,879
1,115	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017, 5.000%, 5/01/42, 144A	5/27 at 100.00	Baa3	1,294,593
1,400	Chester, Delaware County, Pennsylvania, Tax and Revenue Anticipation Notes, Series 2021, 4.500%, 11/30/21, 144A	7/21 at 100.00	N/R	1,400,328
	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018:
1,135	5.000%, 6/01/33	6/28 at 100.00	A1	1,397,662
1,180	4.000%, 6/01/39 – AGM Insured	6/28 at 100.00	AA	1,350,970
7,215	4.000%, 6/01/39 – AGM Insured (UB) (4)	6/28 at 100.00	AA	8,260,381
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,670	5.250%, 1/01/36	1/22 at 100.00	BB	1,718,296
655	5.125%, 1/01/42	1/22 at 100.00	BB	673,471
1,578	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33, 144A	7/24 at 100.00	N/R	1,639,069

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds, Series 2014A:
$2,650	0.000%, 12/01/37 (6)	12/26 at 100.00	AA-	$2,992,618
4,000	0.000%, 12/01/44 (6)	12/26 at 100.00	AA-	4,485,520
2,500	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Subordinate Series 2018B, 5.000%, 12/01/48	12/28 at 100.00	A+	3,078,500
5,530	Philadelphia Authority For Industrial Development, Pennsylvania, City Agreement Revenue Bonds, Cultural and Commercial Corridors Program, Refunding Series 2016A, 5.000%, 12/01/30	12/25 at 100.00	A	6,585,677
3,820	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2012, 5.000%, 2/01/26 – AGM Insured	8/22 at 100.00	AA	4,023,338
4,225	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.500%, 7/01/29 – AMBAC Insured	No Opt. Call	C	4,649,739
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
1,375	4.750%, 7/01/53	7/28 at 100.00	N/R	1,545,720
3,085	5.000%, 7/01/58	7/28 at 100.00	N/R	3,519,368
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
1,030	4.329%, 7/01/40	7/28 at 100.00	N/R	1,142,806
532	4.329%, 7/01/40	7/28 at 100.00	N/R	590,265
3,244	4.784%, 7/01/58	7/28 at 100.00	N/R	3,644,958
825	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax Increment Bonds, Series 2018, 5.000%, 7/01/35	1/28 at 100.00	BB	903,235
51,664	Total Tax Obligation/Limited			57,823,160
	Transportation – 10.6% (6.7% of Total Investments)
2,250	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A, 5.000%, 1/01/39	1/29 at 100.00	A+	2,813,355
	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012:
2,425	5.000%, 1/01/23	No Opt. Call	A	2,598,242
2,310	5.000%, 1/01/24	1/23 at 100.00	A	2,470,868
610	5.000%, 1/01/25	1/23 at 100.00	A	651,084
4,000	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Series 2013A, 5.250%, 1/01/44 – AGM Insured	1/24 at 100.00	AA	4,371,160
12,100	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 6.375%, 12/01/38	12/27 at 100.00	A	16,072,672
820	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2, 5.000%, 6/01/39	6/26 at 100.00	A3	973,857
3,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2014C, 5.000%, 12/01/44	12/24 at 100.00	A+	3,429,780

NQP	Nuveen Pennsylvania Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$10,470	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015B, 5.000%, 12/01/45 (UB) (4)	12/25 at 100.00	A1	$12,343,502
2,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	2,522,460
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2017B-1:
1,430	5.000%, 6/01/31	6/27 at 100.00	A3	1,754,538
1,430	5.000%, 6/01/33	6/27 at 100.00	A3	1,748,790
1,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2019A, 4.000%, 12/01/49	12/29 at 100.00	A3	1,746,555
1,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2021A, 4.000%, 12/01/50	12/30 at 100.00	A	1,174,090
585	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017A, 3.000%, 7/01/34 – AGM Insured	7/27 at 100.00	AA	630,326
1,500	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B, 5.000%, 7/01/47 (AMT)	7/27 at 100.00	A2	1,808,865
1,725	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2020A, 4.000%, 7/01/35	7/30 at 100.00	A2	2,075,416
	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Parking Revenue Bonds, Series 2017:
1,000	5.000%, 12/15/30	12/27 at 100.00	A	1,257,980
500	5.000%, 12/15/33	12/27 at 100.00	A	623,905
550	5.000%, 12/15/34	12/27 at 100.00	A	686,284
1,000	5.000%, 12/15/36	12/27 at 100.00	A	1,241,440
250	5.000%, 12/15/37	12/27 at 100.00	A	309,728
52,455	Total Transportation			63,304,897
	U.S. Guaranteed – 21.5% (13.7% of Total Investments) (7)
	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2013C-72:
2,780	5.250%, 12/01/32 (Pre-refunded 12/01/23)	12/23 at 100.00	AA-	3,133,255
2,000	5.250%, 12/01/33 (Pre-refunded 12/01/23)	12/23 at 100.00	AA-	2,254,140
5,100	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012, 5.000%, 12/01/37 (Pre-refunded 12/01/22)	12/22 at 100.00	AA-	5,474,544
3,000	Bristol Township School District, Bucks County, Pennsylvania, General Obligation Bonds, Series 2013, 5.250%, 6/01/43 (Pre-refunded 6/01/23)	6/23 at 100.00	A2	3,306,900
	Bucks County Water and Sewer Authority, Pennsylvania, Revenue Bonds, Tender Option Bond Trust 2015-XF0123:
825	13.358%, 12/01/29 (Pre-refunded 12/01/21), 144A (IF) (4)	12/21 at 100.00	AA	885,770
1,665	13.370%, 12/01/33 (Pre-refunded 12/01/21), 144A (IF) (4)	12/21 at 100.00	AA	1,787,760
4,000	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Refunding Series 2011, 5.375%, 12/01/41 (Pre-refunded 12/01/21)	12/21 at 100.00	AA-	4,104,640
4,100	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical Center Project, Series 2011, 7.000%, 11/15/46 (Pre-refunded 11/15/21)	11/21 at 100.00	AA-	4,228,207

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (7) (continued)
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015:
$625	4.000%, 1/01/33 (Pre-refunded 1/01/25)	1/25 at 100.00	N/R	$703,238
560	5.000%, 1/01/38 (Pre-refunded 1/01/25)	1/25 at 100.00	N/R	649,964
610	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2016, 3.250%, 1/01/39 (Pre-refunded 1/01/26)	1/26 at 100.00	N/R	682,041
6,680	Gateway School District, Allegheny County, Pennsylvania, General Obligation Bonds, Refunding Series 2012, 4.000%, 10/15/32 (Pre-refunded 10/15/22)	10/22 at 100.00	A1	7,032,637
3,385	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster General Hospital Project, Tender Option Bond Trust 2015-XF0065, 13.417%, 7/01/42 (Pre-refunded 1/01/22), 144A (IF)	1/22 at 100.00	N/R	3,669,915
	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village Project, Series 2013:
1,000	5.375%, 5/01/28 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R	1,099,610
1,665	5.750%, 5/01/35 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R	1,842,772
6,685	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Series 2013A, 5.125%, 12/01/47 (Pre-refunded 12/01/23)	12/23 at 100.00	N/R	7,495,757
4,600	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2012, 4.000%, 11/01/32 (Pre-refunded 11/01/22)	11/22 at 100.00	A	4,850,700
5,235	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Series 2012, 5.000%, 5/01/32 (Pre-refunded 5/01/22)	5/22 at 100.00	A	5,468,219
	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2012A:
365	4.000%, 1/01/25 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R	372,913
3,000	5.000%, 1/01/41 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R	3,082,410
3,730	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/31 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	3,909,040
925	Montgomery County Industrial Development Authority, Pennsylvania, Health Facilities Revenue Bonds, Jefferson Health System, Series 2012A, 5.000%, 10/01/41 (Pre-refunded 4/01/22)	4/22 at 100.00	Aa3	962,851
2,150	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS Retirement-Life Communities, Inc Obligated Group, Refunding Series 2012, 5.000%, 11/15/26 (Pre-refunded 5/15/22)	5/22 at 100.00	A-	2,250,921
3,500	Norristown Area School District, Pennsylvania, Installment Purchase Certiicates of Participation, Series 2012, 5.000%, 4/01/32 (Pre-refunded 4/01/22)	4/22 at 100.00	N/R	3,634,225
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Foundation for Student Housing at Indiana University, Project Series 2012A:
1,000	5.000%, 7/01/27 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	1,052,450
750	5.000%, 7/01/32 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	789,338
1,195	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Philadelphia University, Refunding Series 2013, 5.000%, 6/01/32 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R	1,310,031
420	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Shippensburg University Student Services, Inc Student Housing Project at Shippensburg University of Pennsylvania, Series 2012, 5.000%, 10/01/44 (Pre-refunded 10/01/22)	10/22 at 100.00	N/R	447,124

NQP	Nuveen Pennsylvania Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (7) (continued)
$2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First Series of 2012, 5.000%, 4/01/42 (Pre-refunded 4/01/22)	4/22 at 100.00	Aa3	$2,081,840
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2011B:
2,065	5.000%, 12/01/41 (Pre-refunded 12/01/21)	12/21 at 100.00	A2	2,115,696
1,935	5.000%, 12/01/41 (Pre-refunded 12/01/21)	12/21 at 100.00	AA-	1,982,020
3,180	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2012A, 5.000%, 12/01/31 (Pre-refunded 12/01/21)	12/21 at 100.00	AA-	3,258,069
7,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds, Series 2013B-1, 5.250%, 12/01/43 (Pre-refunded 12/01/23)	12/23 at 100.00	AA-	7,852,040
2,500	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2013A, 5.125%, 1/01/43 (Pre-refunded 1/01/22)	1/22 at 100.00	A+	2,572,725
	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B:
2,590	5.000%, 9/01/25 (Pre-refunded 9/01/22)	9/22 at 100.00	AA-	2,748,456
6,800	5.000%, 9/01/26 (Pre-refunded 9/01/22)	9/22 at 100.00	AA-	7,216,024
1,000	Radnor Township, Pennsylvania, General Obligation Bonds, Series 2012, 4.000%, 11/01/37 (Pre-refunded 11/01/22)	11/22 at 100.00	Aa1	1,055,230
1,335	Saint Mary Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Trinity Health Credit Group, Refunding Series 2019PA, 5.000%, 12/01/48 (Pre-refunded 12/01/28)	12/28 at 100.00	N/R	1,724,246
3,000	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group, Refunding Series 2014A, 5.000%, 6/01/44 (Pre-refunded 6/01/24)	6/24 at 100.00	Aa3	3,427,170
	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding & Improvement Series 2011:
3,130	6.875%, 8/01/31 (Pre-refunded 8/01/21)	8/21 at 100.00	A-	3,164,242
2,500	7.000%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	A-	2,527,875
3,470	Washington County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, The Washington Hospital Project, Series 2013A, 5.000%, 7/01/28 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	3,809,505
	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity, Series 2011B:
1,885	5.625%, 1/01/32 (Pre-refunded 1/01/22)	1/22 at 100.00	A1	1,945,301
1,970	5.750%, 1/01/41 (Pre-refunded 1/01/22)	1/22 at 100.00	A1	2,034,458
1,930	Westmoreland County Municipal Authority, Pennsylvania, Municipal Service Revenue Bonds, Tender Option Bond Trust 2016-XF1058, 18.337%, 8/15/37 (Pre-refunded 8/15/23), 144A (IF) (4)	8/23 at 100.00	A+	2,745,521
119,840	Total U.S. Guaranteed			128,741,790
	Utilities – 14.8% (9.4% of Total Investments)
	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2015:
3,325	5.000%, 12/01/40	12/25 at 100.00	Aa3	3,914,489
3,320	5.000%, 12/01/45	12/25 at 100.00	Aa3	3,881,445
3,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 4.375%, 1/01/35 (Mandatory Put 7/01/22)	No Opt. Call	N/R	3,086,820

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$2,540	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (5)	No Opt. Call	N/R	$3,175
9,855	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008A, 2.700%, 4/01/35 (5)	No Opt. Call	N/R	12,319
6,210	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (5)	No Opt. Call	N/R	7,763
2,000	Bethel Park Municipal Authority, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2020B, 3.000%, 9/01/47	9/30 at 100.00	AA	2,155,480
	Bucks County Water and Sewer Authority, Pennsylvania, Water System Revenue Bonds, Series 2020:
290	2.000%, 12/01/40	12/28 at 100.00	AA	282,715
905	2.125%, 12/01/45	12/28 at 100.00	AA	887,461
	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewer Revenue Bonds, Series 2015:
1,110	5.000%, 5/01/40	5/25 at 100.00	Aa3	1,282,794
2,220	4.000%, 5/01/45	5/25 at 100.00	Aa3	2,394,270
	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Capital Appreciation Series 2013B:
7,295	0.000%, 12/01/34	No Opt. Call	A	5,304,705
4,420	0.000%, 12/01/35	No Opt. Call	A	3,112,387
5,815	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Series 2013A, 5.125%, 12/01/47	12/23 at 100.00	A	6,422,086
295	Luzerne County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, 2.450%, 12/01/39 (AMT) (Mandatory Put 12/03/29)	12/29 at 100.00	A+	320,252
3,475	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, York Water Company Project, Refunding Series 2019A, 3.000%, 10/01/36 (AMT)	10/29 at 100.00	A-	3,755,363
3,400	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, York Water Company Project, Refunding Series 2019B, 3.100%, 11/01/38 (AMT)	11/29 at 100.00	A-	3,683,186
2,025	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	B	1,987,193
7,500	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Pennsylvania-American Water Company, Refunding Series 2019, 3.000%, 4/01/39	10/29 at 100.00	A+	8,149,350
3,165	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General Ordinance, Sixteenth Series 2020A, 5.000%, 8/01/50 – AGM Insured	8/30 at 100.00	AA	3,990,717
5,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifteenth Series 2017, 5.000%, 8/01/47	8/27 at 100.00	A	5,980,750
2,735	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Thirteenth Series 2015, 5.000%, 8/01/29	8/25 at 100.00	A	3,212,148
	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2018A:
5,000	5.000%, 10/01/48 (UB) (4)	10/28 at 100.00	A+	6,219,600
7,000	5.000%, 10/01/53 (UB) (4)	10/28 at 100.00	A+	8,700,440

NQP	Nuveen Pennsylvania Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$1,000	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2019B, 5.000%, 11/01/54	11/29 at 100.00	A+	$1,263,930
5,000	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, First Lien Series 2013B, 5.250%, 9/01/40	9/23 at 100.00	A	5,525,050
	Westmoreland County Municipal Authority, Pennsylvania, Municipal Service Revenue Bonds, Refunding Series 2020:
1,000	4.000%, 8/15/24 – AGM Insured	No Opt. Call	AA	1,108,750
1,000	2.450%, 8/15/37 – AGM Insured	8/28 at 100.00	AA	1,017,270
520	Williamsport Sanitary Authority, Lycoming County, Pennsylvania, Sewer Revenue Bonds, Series 2021, 5.000%, 1/01/28 – BAM Insured	No Opt. Call	AA	660,088
100,420	Total Utilities			88,321,996
$859,216	Total Municipal Bonds (cost $852,000,030)			922,826,190

Shares	Description (1)	Value
	COMMON STOCKS – 3.2% (2.0% of Total Investments)
	Electric Utilities – 3.2% (2.0% of Total Investments)
601,606	Energy Harbor Corp (8), (9), (10)	$19,150,924
	Total Common Stocks (cost $16,839,773)	19,150,924
	Total Long-Term Investments (cost $868,839,803)	941,977,114
	Floating Rate Obligations – (20.6)%	(123,515,000)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (36.2)% (11)	(216,759,812)
	Other Assets Less Liabilities – (0.6)%	(3,084,318)
	Net Asset Applicable to Common Shares – 100%	$598,617,984
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$922,826,190	$ —	$922,826,190
Common Stocks	—	19,150,924	—	19,150,924
Total	$ —	$941,977,114	$ —	$941,977,114

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8)	Common Stock received as part of the bankruptcy settlements for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 4.375%, 1/01/35; and Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35.
(9)	For fair value measurement disclosure purposes, investment classified as Level 2.
(10)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 23.0%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives for more information.
WI/DD	Purchased on a when-issued or delayed delivery basis.